UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Trevor Stewart Burton & Jacobsen, Inc.

Address:   405 Lexington Avenue
           New York, NY 10174


Form 13F File Number: 28-02774


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Romanna D. Kekish
Title:  Vice President
Phone:  212-972-8157

Signature,  Place,  and  Date  of  Signing:

/s/ Romanna D. Kekish              New York, NY 10174                 4/26/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              71

Form 13F Information Table Value Total:  $      182,553
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                        VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
----------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -----
ABBOTT LABORATORIES           Common         002824100       35    1,000          OTHER                     0      0  1000
ABBOTT LABORATORIES           Common         002824100     2706   76,609          SOLE                 72,164      0  4445
ABBVIE INC                    Common         00287Y109     5155  126,409          SOLE                112,814      0 13595
ABBVIE INC                    Common         00287Y109       41    1,000          OTHER                     0      0 1,000
AFLAC INC.                    Common         001055102     7831  150,545          SOLE                128,220      0 22325
APACHE CORP                   Common         037411105     4633   60,050          SOLE                 50,960      0  9090
APPLE COMPUTER INC.           Common         037833100      248      560          SOLE                    420      0   140
BAKER HUGHES INC              Common         057224107      425    9,165          SOLE                  6,935      0  2230
BANCORPSOUTH INC              Common         059692103      204   12,500          SOLE                 12,500      0     0
BARRICK GOLD CORP             Common         067901108      334   11,375          SOLE                  7,975      0  3400
BECTON DICKINSON & CO         Common         075887109     1569   16,415          SOLE                 11,915      0  4500
BED BATH & BEYOND INC.        Common         075896100     7004  108,725          SOLE                 92,660      0 16065
C S X CORPORATION             Common         126408103     7390  300,035          SOLE                261,085      0 38950
CATERPILLAR INC               Common         149123101      270    3,100          SOLE                      0      0  3100
CHEVRON CORP                  Common         166764100     1445   12,161          SOLE                  8,411      0  3750
CLOROX COMPANY                Common         189054109     1227   13,855          SOLE                 12,795      0  1060
CONOCOPHILLIPS                Common         20825C104      249    4,150          SOLE                      0      0  4150
DEVRY INC                     Common         251893103     1264   39,800          SOLE                 37,500      0  2300
DIAMOND OFFSHORE DRILLING     Common         25271C102     6572   94,485          SOLE                 82,885      0 11600
DIAMOND OFFSHORE DRILLING     Common         25271C102       42      600          OTHER                     0      0   600
DOMINION RESOURCES INC        Common         25746U109      303    5,200          SOLE                      0      0  5200
DOW CHEMICAL                  Common         260543103     6853  215,240          SOLE                183,990      0 31250
DOW CHEMICAL                  Common         260543103       48    1,500          OTHER                     0      0 1,500
EMC CORP                      Common         268648102       36    1,500          OTHER                     0      0 1,500
EMC CORP                      Common         268648102     6365  266,430          SOLE                221,780      0 44650
EMERSON ELECTRIC CO           Common         291011104     7400  132,456          SOLE                119,820      0 12636
EMERSON ELECTRIC CO           Common         291011104       78    1,400          OTHER                     0      0  1400
EXXON MOBIL CORPORATION       Common         30231G102      546    6,056          SOLE                      0      0  6056
FRANKLIN STREET PPTYS CORP    Common         35471R106      161   11,000          SOLE                 11,000      0     0
GOLDCORP INC                  Common         380956409      786   23,375          SOLE                 19,075      0  4300
HARRIS CORP                   Common         413875105     6525  140,800          SOLE                122,150      0 18650
HARRIS CORP                   Common         413875105       46    1,000          OTHER                     0      0  1000
HERSHEY FOODS CORP            Common         427866108     1449   16,555          SOLE                 13,895      0  2660
HEWLETT-PACKARD CO            Common         428236103     4170  174,900          SOLE                142,400      0 32500
HEWLETT-PACKARD CO            Common         428236103       12      500          OTHER                     0      0   500
HONDA MOTOR CO LTD ADR        Common         438128308     4105  107,280          SOLE                 95,180      0 12100
HONEYWELL INT'L INC.          Common         438516106     7431   98,625          SOLE                 82,475      0 16150
HONEYWELL INT'L INC.          Common         438516106       75    1,000          OTHER                     0      0  1000
ILLINOIS TOOL WORKS INC       Common         452308109      384    6,300          SOLE                  2,170      0  4130
J.P. MORGAN CHASE & CO        Common         46625H100      337    7,100          SOLE                  3,600      0  3500
JACOBS ENGINEERING GRP        Common         469814107     8620  153,270          SOLE                130,050      0 23220
JACOBS ENGINEERING GRP        Common         469814107       62    1,100          OTHER                     0      0  1100
JOHNSON & JOHNSON INC         Common         478160104      359    4,400          SOLE                      0      0  4400
MACY'S INC                    Common         55616P104     6179  147,685          SOLE                127,600      0 20085
MARRIOTT INTL INC             Common         571903202     3117   73,800          SOLE                 56,700      0 17100
MCCORMICK & CO INC            Common         579780206      855   11,625          SOLE                  8,655      0  2970
MCDONALD'S  CORP              Common         580135101     2496   25,040          SOLE                 22,735      0  2305
MCDONALD'S  CORP              Common         580135101       50      500          OTHER                     0      0   500
MERCK & CO INC                Common         589331107     1034   23,395          SOLE                 15,195      0  8200
MICROSOFT CORP                Common         594918104     6442  225,200          SOLE                186,900      0 38300
MICROSOFT CORP                Common         594918104       43    1,500          OTHER                     0      0  1500
MOSAIC CO                     Common         61945C103     6162  103,380          SOLE                 88,965      0 14415
NEWMONT MINING CORP           Common         651639106     3353   80,050          SOLE                 75,050      0  5000
NORFOLK SOUTHERN CORP         Common         655844108      277    3,600          SOLE                      0      0  3600
OMNICOM GROUP                 Common         681919106      342    5,800          SOLE                  2,880      0  2920
PEPSICO INC                   Common         713448108     1392   17,595          SOLE                 15,540      0  2055
PROCTER & GAMBLE CO           Common         742718109      547    7,100          SOLE                  4,300      0  2800
QUALCOMM INC                  Common         747525103      700   10,450          SOLE                  8,300      0  2150
RAYTHEON CO                   Common         755111507      293    4,980          SOLE                      0      0  4980
ST JUDE MEDICAL INC.          Common         790849103     6665  164,800          SOLE                145,250      0 19550

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                        VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
----------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -----
ST JUDE MEDICAL INC.          Common         790849103       61    1,500          OTHER                     0      0  1500
STRYKER CORP                  Common         863667101     7457  114,295          SOLE                 98,685      0 15610
TARGET CORP                   Common         87612E106     7120  104,015          SOLE                 86,645      0 17370
TEREX CORP                    Common         880779103     8575  249,125          SOLE                223,000      0 26125
THERMO FISHER SCIENTIFIC INC. Common         883556102      907   11,860          SOLE                  7,215      0  4645
UNITED PARCEL SERVICE-CL B    Common         911312106      888   10,340          SOLE                  5,825      0  4515
URS CORP                      Common         903236107     5253  110,800          SOLE                 95,550      0 15250
URS CORP                      Common         903236107       47    1,000          OTHER                     0      0  1000
VERIZON COMMUNICATIONS        Common         92343V104      435    8,849          SOLE                      0      0  8849
WALGREEN CO                   Common         931422109      262    5,500          SOLE                      0      0  5500
WHIRLPOOL CORP                Common         963320106     6806   57,450          SOLE                 47,965      0  9485